Financial Liabilities - Borrowings - Summary of Carrying Amounts and Market Value of Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 1,157	£ 1,094
Borrowings	1,472	1,161
Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	955	614
Market value [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 918	£ 582
5.375% GBP notes 2034 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	5.60%	0.00%
Non-current borrowings	£ 350	£ 0
5.375% GBP notes 2034 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	350	0
5.375% GBP notes 2034 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 343	£ 0
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	1.44%	1.44%
Non-current borrowings	£ 0	£ 257
1.375% Euro notes 2025 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	250	257
1.375% Euro notes 2025 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 247	£ 252
3.75% GBP notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	3.93%	3.93%
Non-current borrowings	£ 355	£ 354
3.75% GBP notes 2030 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	355	354
3.75% GBP notes 2030 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	328	327
Overdrafts [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	0	3
Overdrafts [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 0	£ 3